Real Estate (Tables)	12 Months Ended
Dec. 31, 2016
Real Estate [Abstract]
Schedule of real estate assets
The Company's real estate assets were comprised of the following ($ in thousands):

	Net Lease(1)	Operating Properties	Total
As of December 31, 2016
Land, at cost	$231,506	$211,054	$442,560
Buildings and improvements, at cost	987,050	311,283	1,298,333
Less: accumulated depreciation	(307,444)	(46,175)	(353,619)
Real estate, net	911,112	476,162	1,387,274
Real estate available and held for sale (2)	155,051	82,480	237,531
Total real estate	$1,066,163	$558,642	$1,624,805
As of December 31, 2015
Land, at cost	$268,927	$133,275	$402,202
Buildings and improvements, at cost	1,059,183	427,371	1,486,554
Less: accumulated depreciation	(318,839)	(79,142)	(397,981)
Real estate, net	1,009,271	481,504	1,490,775
Real estate available and held for sale (2)	148,841	137,274	286,115
Total real estate	$1,158,112	$618,778	$1,776,890

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(1)
In 2014, the Company partnered with a sovereign wealth fund to form a venture to acquire and develop net lease assets (the "Net Lease Venture") and gave a right of first refusal to the Net Lease Venture on all new net lease investments (refer to Note 7 for more information on the Net Lease Venture). The Company is responsible for sourcing new opportunities and managing the Net Lease Venture and its assets in exchange for a promote and management fee.

(2)	As of December 31, 2016 and 2015 the Company had $82.5 million and $137.3 million, respectively, of residential properties available for sale in its operating properties portfolio.

Schedule of pro forma revenues and net income
The following unaudited table summarizes the Company's pro forma revenues and net income for the year ended December 31, 2014 as if the acquisition of the properties acquired during the year ended December 31, 2014 was completed on January 1, 2013 (unaudited and $ in thousands):

Pro forma total revenues	$449,449
Pro forma net income	15,351

Schedule of future minimum rental payments for operating leases
Future minimum operating lease payments to be collected under non-cancelable leases, excluding customer reimbursements of expenses, in effect as of December 31, 2016, are as follows ($ in thousands):

Year	Net Lease Assets	Operating Properties
2017	$106,076	$36,580
2018	108,975	34,535
2019	109,485	30,805
2020	108,922	28,225
2021	108,922	26,794
Future minimum lease obligations under non-cancelable operating leases are as follows ($ in thousands):

2017	$5,463
2018	4,552
2019	3,692
2020	3,696
2021	1,439
Thereafter	3,752